Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investment Income [line items]
Rental income, net of depreciation	$ 840	$ 825
Total investment income (loss)	19,318	1,558
Investment income	16,180	15,204
Investment expenses	(1,297)	(1,221)
Net investment income (loss)	18,021	337
Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	7,677	7,155
Gains (losses)	414	(1,050)
Impairment loss, net	(4)
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	837	313
Gains (losses)	10	121
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	625	548
Gains (losses)	2,255	(3,995)
Impairment loss, net
Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	2,290	1,914
Gains (losses)	99	(52)
Provision, net	(150)	1
Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	2,318	2,008
Gains (losses)	375	233
Impairment loss, net	(72)
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	201	138
Provision, net	(3)	(4)
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	496	490
Gains (losses)	(1,286)	(591)
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(561)	515
Gains (losses)	1,147	(10,639)
Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	40	20
Energy, timber, agriculture and other income	2,197	2,862
Gains (losses)	488	1,645
Impairment loss, net	(75)	(74)
Interest income [member]
Disclosure of Investment Income [line items]
Investment income	12,802	12,063
Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	3,318	3,900
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(304)	(77)
Other [Member]
Disclosure of Investment Income [line items]
Investment income	364	(682)
Insurance And Investment Contract [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	3,138	(13,646)
Insurance And Investment Contract [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	430	(504)
Insurance And Investment Contract [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,157	(3,825)
Insurance And Investment Contract [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	99	(52)
Insurance And Investment Contract [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	375	234
Insurance And Investment Contract [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(1,289)	(578)
Insurance And Investment Contract [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	875	(10,712)
Insurance And Investment Contract [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	491	1,791
FVTPL [Member]
Disclosure of Investment Income [line items]
Total investment income (loss)	6,576	(8,989)
Investment income	2,788	3,883
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	212	139
Gains (losses)	152
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	625	548
Gains (losses)	2,255	(3,995)
FVTPL [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Gains (losses)	99
FVTPL [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Gains (losses)	20
FVTPL [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income		0
Provision, net		0
FVTPL [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation		0
Gains (losses)		0
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(561)	515
Gains (losses)	1,147	(10,639)
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	17	14
Energy, timber, agriculture and other income	2,197	2,862
Gains (losses)	487	1,641
Impairment loss, net	(74)	(74)
FVTPL [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	(332)	668
FVTPL [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	2,822	3,410
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(74)	(74)
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	372	(121)
FVTPL [Member] | Insurance And Investment Contract [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	3,788	(12,872)
FVTPL [Member] | Insurance And Investment Contract [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	153
FVTPL [Member] | Insurance And Investment Contract [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,157	(3,825)
FVTPL [Member] | Insurance And Investment Contract [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	99
FVTPL [Member] | Insurance And Investment Contract [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	20
FVTPL [Member] | Insurance And Investment Contract [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets		0
FVTPL [Member] | Insurance And Investment Contract [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	875	(10,712)
FVTPL [Member] | Insurance And Investment Contract [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	484	1,665
FVOCI [Member]
Disclosure of Investment Income [line items]
Total investment income (loss)	13,456	10,487
Investment income	12,817	10,683
FVOCI [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	7,437	6,990
Gains (losses)	262	(1,050)
Impairment loss, net	(4)
FVOCI [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	837	313
Gains (losses)	10	121
FVOCI [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	2,290	1,914
Gains (losses)		(52)
Provision, net		0
FVOCI [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	2,318	2,008
Gains (losses)	355	233
Impairment loss, net	(72)
FVOCI [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	23	6
Gains (losses)		4
FVOCI [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	12,905	11,231
FVOCI [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(76)	0
FVOCI [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	(12)	(548)
FVOCI [Member] | Insurance And Investment Contract [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	639	(196)
FVOCI [Member] | Insurance And Investment Contract [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	277	(504)
FVOCI [Member] | Insurance And Investment Contract [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets		(52)
FVOCI [Member] | Insurance And Investment Contract [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	355	234
FVOCI [Member] | Insurance And Investment Contract [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	7	126
Other [Member]
Disclosure of Investment Income [line items]
Total investment income (loss)	(714)	60
Investment income	575	638
Other [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	28	26
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Provision, net	(150)	1
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	201	138
Provision, net	(3)	(4)
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	496	490
Gains (losses)	(1,286)	(591)
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	1
Impairment loss, net	(1)
Other [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	229	164
Other [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	496	490
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(154)	(3)
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	4	(13)
Other [Member] | Insurance And Investment Contract [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(1,289)	(578)
Other [Member] | Insurance And Investment Contract [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	$ (1,289)	(578)
Other [Member] | Insurance And Investment Contract [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets		0
Other [Member] | Insurance And Investment Contract [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets		$ 0